Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 022 [Member]
EBP, Description of Plan [Line Items]
Description of the Plan
1.	Description of the Plan
General
Cabot Corporation (“Cabot” or the “Company”) initially adopted the Cabot Corporation Employee Stock Ownership Plan (the “ESOP”) in 1988, the Cabot Retirement Incentive Savings Plan in 1994 (previously the Cabot Profit-Sharing and Savings Plan, adopted in 1952) (the “CRISP”), and the Cabot Employee Savings Plan in 1987 (the “CESP”). As of December 31, 2000, the CRISP and the CESP were merged with and into the ESOP. The combined amended and restated plan was a defined contribution plan and was renamed the Cabot Retirement Savings Plan, which had two components, a 401(k) plan and an Employee Stock Ownership Plan (“ESOP”). As of December 31, 2013, all shares under the ESOP component of the Plan have been fully allocated and the related debt repaid, and the remaining 401(k) component of the Plan was amended and renamed the Cabot 401(k) Plan (the “Plan”). The Plan is subject to provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
The following brief description of the Plan is provided for general information purposes only. Participants should refer to the Plan document for more complete information.
Eligibility
All U.S. employees of the Company and its participating subsidiaries (except certain temporary and leased employees) are eligible to participate in the Plan beginning on the later of the first day of employment or the date the employee is included in an employee group which participates.
Employee Contributions
By means of a salary reduction arrangement, a Cabot participant may make contributions to his or her account. Participants may elect to contribute up to 50% of their U.S. eligible compensation on a before-tax
basis, an
after-tax
basis, a Roth
after-tax
basis or a combination thereof, subject to certain limitations under the Internal Revenue Code (the “Code”). Participants age 50 and older may make catch-up
contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans. Participants are automatically enrolled in the Plan if they do not make an election to contribute within 60 days of their eligibility to participate. Participants who are automatically enrolled are deemed to have made an election to make pre-tax
contributions in an amount of 6%
of
their eligible compensation and to increase this contribution rate by
1
% of employee eligible compensation each year in January, up to a maximum deferral
rate of 15%. Participants may choose to opt out or change their contribution rate at any time.
Company Contributions
The Company matching contribution is 100% up to the first 6% of eligible compensation and is made each pay period. The Plan also provides an employer matching true up contribution at year-end
to ensure all participants receive a total match in the amount of the lesser of (1) 100% of the participant’s contribution for the year; or (2) 6% of the participant’s eligible compensation for the year. In addition to the match, a Company retirement contribution of 4% of eligible earnings is made each pay period. The Company match and Company retirement contributions are invested in accordance with participant allocations.
The Company may make discretionary contributions to participants under the terms of the Plan. No such discretionary contributions were made during the year ended December 31, 2025.
Participant Accounts
Individual accounts are maintained for each Plan participant. Each participant account is credited with the participant’s contribution, Company contributions and Plan earnings, and charged with withdrawals and an allocation of Plan losses. Allocations are based on participant earnings or account balances, as defined in the Plan. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Investments
Participants direct the investment of their contributions into various investment options offered by the Plan including the Cabot Common Stock Fund which consists primarily of Cabot common stock.

Vesting
Each Cabot participant is at all times
100
% vested in his or her contributions. All participants are at all times 100% vested in the Company match and earnings thereon, and are vested in the Company retirement contribution upon completion of 2 years of service. In addition, a participant’s entire account balance becomes 100% vested and payable upon the participant’s attainment of age 65, disability, or death.
Distribution of Benefits
The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account. Benefits may be distributed to participants upon termination of employment by reason of retirement, disability, death or other severance of employment. Participants who terminate employment and have a vested account balance of less than $1,000 will receive a lump sum distribution of 100% of their vested benefits. Distributions for participants with vested account balances greater than $1,000 but not in excess of $5,000 who terminate employment and fail to make a distribution election will be paid to an individual retirement account designated by the plan administrator. Participants who have attained age 55 may elect to receive benefit payments in cash installments or a lump sum distribution. Participants who have not attained age 55 must receive benefit payments in a lump sum distribution.
A participant may withdraw up to 100% of his or her
before-tax
or Roth contributions upon showing a financial hardship exists, as defined by the Plan, but only after the participant has withdrawn all other vested benefits from the Plan and the maximum loan has been made from the participant’s account. Participants may withdraw at any time any after-tax
contributions made. A participant may make withdrawals from his or her entire vested account balance once the participant reaches age 59
 1
/
2
.
A participant may elect to defer payment of a benefit until April 1 following the year that the participant reaches age 73.
Participant Loans
Cabot employees may obtain loans from the Plan in an amount not to exceed, in the aggregate, the lesser of $50,000 or 50% of the total vested amount in the participant’s account. Each loan must be paid in full within five
years through payroll deductions and is secured by the participant’s remaining account balance. The Plan provides that loans may bear interest at reasonable rates as determined by Cabot Human Resources. The interest rate is currently the prime rate plus 2%,
and is adjusted quarterly for new loans to reflect changes in the prime rate. Interest rates on outstanding loans as of December 31, 2025 ranged from 5.25% to 10.50% per annum. Participant loans are classified as notes receivable from participants on the Statements of Net Assets Available for Benefits.